Restructuring Costs and Similar Items - Summary of Restructuring Costs and Similar Items (Details) - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Analysis of income and expense [abstract]
Employee-related expenses		€ 849	€ 185	€ 489
Charges, gains or losses on assets	[1]	(31)	86	293
Costs of transformation programs		347	265	676
Other restructuring costs		166	11	32
Total		€ 1,331	€ 547	€ 1,490

[1]	(a) This line consists of impairment losses and accelerated depreciation charges related to site closures (including leased sites), and gains or losses on divestments of assets arising from reorganization decisions made by Sanofi